Commitments and Contingencies Future minimum purchase commitments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 127
Unrecorded Unconditional Purchase Obligation, Due within Two Years	111
Unrecorded Unconditional Purchase Obligation, Due within Three Years	97
Unrecorded Unconditional Purchase Obligation, Due within Four Years	91
Unrecorded Unconditional Purchase Obligation, Due within Five Years	72
Unrecorded Unconditional Purchase Obligation, Due after Five Years	352
Unrecorded Unconditional Purchase Obligation, Imputed Interest	(94)
Total Unrecorded Unconditional Purchase Obligation	$ 756